VIA EDGAR

November 6, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	PSP Family of Funds (the “Trust”) (File No. 333- 148558 and 811-22164); on behalf of the PSP Multi-Manager Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended (“Securities Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 23 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of updating disclosure about the Fund’s investment strategy, investment adviser and officers and trustees, as well as updating the Fund’s financial information and making certain other minor and conforming changes. The amendment contains the Fund’s Prospectus, Statement of Additional Information, Part C, the signature page and Exhibits.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

Cc: Sean McCooey, President of the Trust